Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties [Line Items]
Accounts receivable due from related parties	$ 624,373	$ 757,343
GenePharm Inc. [Member]
Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties [Line Items]
Accounts receivable due from related parties		142,225
Rgene [Member]
Related Parties Transactions (Details) - Schedule of Accounts Receivable Due from Related Parties [Line Items]
Accounts receivable due from related parties	$ 624,373	$ 615,118